VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 68.9%
		Communication Services: 4.3%
7,604	(1)	Alphabet, Inc. - Class A	$11,144,422	0.1
157,626	(1),(2)	Alphabet, Inc. - Class C	231,647,170	3.1
306,135	(1)	Facebook, Inc.- Class A	80,176,757	1.1
			322,968,349	4.3

		Consumer Discretionary: 7.6%
76,050	(1)	Amazon.com, Inc.	239,460,916	3.2
944,669		Hilton Worldwide Holdings, Inc.	80,599,159	1.1
913,108		Marriott International, Inc.	84,535,539	1.1
479,449		Ross Stores, Inc.	44,742,181	0.6
1,274,680	(2)	Yum! Brands, Inc.	116,378,284	1.6
			565,716,079	7.6

		Consumer Staples: 1.3%
3,469,905	(3)	Keurig Dr Pepper, Inc.	95,769,378	1.3

		Financials: 8.9%
156,155		Arthur J. Gallagher & Co.	16,486,845	0.2
6,028,130		Bank of America Corp.	145,217,652	1.9
346,550		CME Group, Inc.	57,981,281	0.8
452,281		Intercontinental Exchange, Inc.	45,250,714	0.6
1,800,542		Marsh & McLennan Cos., Inc.	206,522,167	2.8
1,781,419		PNC Financial Services Group, Inc.	195,795,762	2.6
			667,254,421	8.9

		Health Care: 13.8%
705,293	(2)	Becton Dickinson & Co.	164,107,575	2.2
2,602,385	(1)	Boston Scientific Corp.	99,437,131	1.3
720,808		Danaher Corp.	155,211,587	2.1
2,227,616	(1),(3)	Envista Holdings Corp.	54,977,563	0.8
455,564		Humana, Inc.	188,553,384	2.5
614,342		PerkinElmer, Inc.	77,106,064	1.0
310,227		Thermo Fisher Scientific, Inc.	136,971,425	1.8
489,578		UnitedHealth Group, Inc.	152,635,733	2.1
			1,029,000,462	13.8

		Industrials: 7.8%
1,106,358		Fortive Corp.	84,315,543	1.2
46,526,117		General Electric Co.	289,857,709	3.9
2,759,641	(1)	Ingersoll Rand, Inc.	98,243,220	1.3
95,166	(2)	Roper Technologies, Inc.	37,601,038	0.5
76,889	(1)	Teledyne Technologies, Inc.	23,851,737	0.3
451,048		Waste Connections, Inc.	46,818,782	0.6
			580,688,029	7.8

		Information Technology: 16.7%
2,082,326	(1)	Fiserv, Inc.	214,583,694	2.9
889,211	(2)	Global Payments, Inc.	157,906,089	2.1
112,567		Mastercard, Inc. - Class A	38,066,783	0.5
1,906,600		Microsoft Corp.	401,015,178	5.4
1,243,104		NXP Semiconductor NV - NXPI - US	155,151,810	2.1
1,090,825	(3)	TE Connectivity Ltd.	106,617,236	1.4
883,528		Visa, Inc. - Class A	176,679,094	2.3
			1,250,019,884	16.7

		Utilities: 8.5%
480,470		Alliant Energy Corp.	24,816,275	0.3
1,697,589		Ameren Corp.	134,245,338	1.8
3,092,967		American Electric Power Co., Inc.	252,788,193	3.4
260,105		Atmos Energy Corp.	24,863,437	0.3
2,239,095		Exelon Corp.	80,070,037	1.1
114,896		NextEra Energy, Inc.	31,890,534	0.4
4,052,156		NiSource, Inc.	89,147,432	1.2
			637,821,246	8.5

	Total Common Stock
	(Cost $4,456,787,716)		5,149,237,848	68.9

PREFERRED STOCK: 3.6%
		Consumer Discretionary: 0.5%
576,340	(1),(4),(5)	Aurora Innovation, Inc., - Series B	5,325,555	0.0
413,251	(1),(4),(5)	Waymo LLC., Series A-2	35,484,706	0.5
			40,810,261	0.5

		Financials: 0.1%
23,000	(1),(6)	Charles Schwab Corp. - Series D	591,560	0.0
24,071	(1),(3),(6)	US Bancorp	649,917	0.0
5,251	(1)	Wells Fargo & Co.	7,047,104	0.1
			8,288,581	0.1

		Health Care: 1.0%
679,945	(1),(3)	Avantor, Inc.	49,459,199	0.7
227,135	(1),(3)	Boston Scientific Corp.	25,409,593	0.3
			74,868,792	1.0

		Industrials: 0.2%
16,412	(1)	Fortive Corp.	15,367,212	0.2

		Utilities: 1.8%
100,472	(1),(3),(6)	Alabama Power Co.	2,813,216	0.0
223,176	(1),(3)	American Electric Power Co., Inc.	10,826,268	0.1
983,000	(1),(3),(6)	CMS Energy Corp.	26,452,530	0.4
736,056	(1),(3),(6)	CMS Energy Corp.	19,453,960	0.3
500,794	(1),(3),(6)	DTE Energy Co.	13,210,946	0.2
442,354	(1),(3),(6)	Duke Energy Corp.	12,191,276	0.2
469,620	(1),(3)	NextEra Energy, Inc.	21,921,862	0.3
525,000	(1),(6),(7)	NiSource, Inc.	14,484,750	0.2
16,757	(1),(6),(7)	SCE Trust III	373,346	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: (continued)
494,804	(1),(3),(6),(7)	SCE Trust IV	$11,048,973	0.1
			132,777,127	1.8

	Total Preferred Stock
	(Cost $250,907,311)		272,111,973	3.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.2%
		Communications: 3.2%
8,415,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	8,532,768	0.1
25,960,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	27,350,288	0.4
38,178,000	(8)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	40,172,800	0.5
25,880,000		Netflix, Inc., 4.375%, 11/15/2026	28,234,045	0.4
30,010,000		Netflix, Inc., 4.875%, 04/15/2028	33,585,091	0.5
1,990,000		Netflix, Inc., 5.500%, 02/15/2022	2,089,500	0.0
10,975,000	(3)	Netflix, Inc., 5.875%, 02/15/2025	12,394,671	0.2
42,795,000		Netflix, Inc., 5.875%, 11/15/2028	51,139,597	0.7
23,355,000		Netflix, Inc., 6.375%, 05/15/2029	28,755,844	0.4
1,070,000	(8)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	1,082,706	0.0
2,870,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	2,881,050	0.0
1,410,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	1,475,213	0.0
			237,693,573	3.2

		Consumer, Cyclical: 3.5%
12,070,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	12,039,825	0.2
18,435,000	(3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	17,686,170	0.2
13,805,000	(3)	Cedar Fair L.P., 5.250%, 07/15/2029	13,129,521	0.2
2,553,052		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,507,590	0.0
10,820,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	11,113,390	0.2
7,010,000	(8)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	7,283,270	0.1
6,245,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	6,283,376	0.1
1,445,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/2025	1,457,492	0.0
28,280,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	29,756,357	0.4
14,430,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	14,822,135	0.2
20,154,000	(8)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	20,990,391	0.3
2,340,000		Marriott International, Inc./MD, 0.898%, (US0003M + 0.650%), 03/08/2021	2,330,655	0.0
2,175,000		Marriott International, Inc./MD, 3.125%, 06/15/2026	2,164,226	0.0
4,960,000	(8)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	5,177,000	0.1
19,309,000	(8)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	18,195,450	0.3
16,692,000	(3),(8)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	15,849,889	0.2
7,969,000	(3),(8)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	8,491,966	0.1
1,753,379		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,601,167	0.0
360,020		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	299,650	0.0
624,022		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	573,799	0.0
2,106,237		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,739,986	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
713,250		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	$603,255	0.0
19,225,000	(3)	Yum! Brands, Inc., 3.750%, 11/01/2021	19,596,715	0.3
11,820,000		Yum! Brands, Inc., 3.875%, 11/01/2020	11,840,685	0.2
8,160,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	8,475,343	0.1
2,175,000	(8)	Yum! Brands, Inc., 4.750%, 01/15/2030	2,347,641	0.0
13,525,000		Yum! Brands, Inc., 5.350%, 11/01/2043	14,404,125	0.2
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	7,087,276	0.1
			257,848,345	3.5

		Consumer, Non-cyclical: 0.9%
1,857,000	(8)	Avantor Funding, Inc., 4.625%, 07/15/2028	1,928,959	0.0
14,900,000	(8)	Avantor, Inc., 6.000%, 10/01/2024	15,589,125	0.2
6,885,000		Elanco Animal Health, Inc., 4.912%, 08/27/2021	7,082,944	0.1
6,710,000	(8)	Hologic, Inc., 4.375%, 10/15/2025	6,864,330	0.1
2,345,000	(8)	Korn Ferry, 4.625%, 12/15/2027	2,380,175	0.0
9,125,000	(8)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,758,047	0.1
11,030,000	(8)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	12,105,425	0.2
4,695,000		Teleflex, Inc., 4.625%, 11/15/2027	4,952,356	0.1
7,275,000		Teleflex, Inc., 4.875%, 06/01/2026	7,537,336	0.1
			68,198,697	0.9

		Financial: 0.9%
555,000	(8)	AmWINS Group, Inc., 7.750%, 07/01/2026	595,826	0.0
8,400,000	(7)	Bank of New York Mellon Corp., 3.647%, (US0003M + 3.420%), 12/31/2199	8,232,791	0.1
16,343,000	(8)	HUB International Ltd., 7.000%, 05/01/2026	16,951,859	0.2
6,795,000	(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	7,189,003	0.1
3,510,000	(8)	SBA Communications Corp., 3.875%, 02/15/2027	3,567,038	0.0
13,150,000		SBA Communications Corp., 4.000%, 10/01/2022	13,273,281	0.2
6,835,000		SBA Communications Corp., 4.875%, 09/01/2024	7,013,735	0.1
6,640,000	(3),(7)	State Street Corp., 3.847%, 12/31/2199	6,605,472	0.1
6,360,000	(8)	USI, Inc./NY, 6.875%, 05/01/2025	6,459,311	0.1
			69,888,316	0.9

		Industrial: 0.9%
53,630,000	(7)	General Electric Co., 5.000%, 12/31/2199	42,817,065	0.6
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,583,622	0.0
6,845,000	(8)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	6,933,985	0.1
4,220,000	(8)	Sensata Technologies BV, 4.875%, 10/15/2023	4,462,650	0.0
5,100,000	(8)	Sensata Technologies BV, 5.000%, 10/01/2025	5,492,063	0.1
1,430,000	(8)	Sensata Technologies BV, 5.625%, 11/01/2024	1,556,019	0.0
5,885,000	(3)	Welbilt, Inc., 9.500%, 02/15/2024	6,043,159	0.1
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	887,468	0.0
			69,776,031	0.9

		Technology: 0.7%
2,840,000	(8)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	2,980,225	0.0
48,366,000	(8)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	50,602,927	0.7
			53,583,152	0.7

		Utilities: 0.1%
9,465,000	(7)	NiSource, Inc., 5.650%, 12/31/2199	9,398,650	0.1

	Total Corporate Bonds/Notes
	(Cost $729,928,888)		766,386,764	10.2

BANK LOANS: 11.0%
		Aerospace & Defense: 0.2%
14,800,000		SkyMiles IP Ltd. 2020 1st Lien Term Loan B, 3.984%, (US0003M + 3.750%), 09/16/2027	14,945,691	0.2

		Basic Materials: 0.0%
2,933,053		HB Fuller Co. 1st Lien Term Loan B, 2.156%, (US0001M + 2.000%), 10/20/2024	2,902,807	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: 1.1%
32,950,000	Formula One TL B3 1L, 3.500%, (US0003M + 2.500%), 02/01/2024	$32,137,684	0.4
5,185,062	Four Seasons Hotels Ltd. - TL B 1L, 2.225%, (US0003M + 2.000%), 11/30/2023	5,052,843	0.1
15,086,278	Life Time, Inc. 2017 Term Loan B 1L, 3.750%, (US0003M + 2.750%), 06/10/2022	13,807,082	0.2
26,830,000	Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/25/2027	27,318,386	0.4
		78,315,995	1.1

	Consumer, Non-cyclical: 3.3%
439,970	Gartner, Inc. - TL A 1L, 2.225%, (US0003M + 2.000%), 03/20/2022	439,969	0.0
20,927,550	Loire Finco Luxembourg Sarl - TL B 1L, 3.647%, (US0003M + 3.250%), 01/24/2027	20,421,794	0.3
15,225,000	NVA Holdings Inc. - TL A-3 1L, 2.438%, (US0003M + 2.250%), 09/19/2022	15,072,750	0.2
1,130,000	PetVet Care Centers LLC, 3.503%, (US0003M + 3.250%), 02/14/2025	1,106,694	0.0
907,673	PetVet Care Centers LLC TL 1L, 2.897%, (US0003M + 2.750%), 02/14/2025	888,952	0.0
2,738,086	PetVet Care Centers LLC TL B3 1L, 5.250%, (US0001M + 4.250%), 02/14/2025	2,738,086	0.1
311,016	Prestige Brands, Inc. Term Loan B4, 2.147%, (US0001M + 2.000%), 01/26/2024	309,383	0.0
182,335,580	Refinitiv - TL B 1L, 3.397%, (US0001M + 3.750%), 10/01/2025	180,797,033	2.4
23,529,688	Sunshine Luxembourg VII Sarl - TL B 1L, 4.470%, (US0003M + 4.250%), 07/17/2026	23,443,545	0.3
1,531,654	Wink Holdco, Inc 1st Lien Term Loan B, 4.000%, (US0003M + 3.000%), 12/02/2024	1,529,978	0.0
		246,748,184	3.3

	Financial: 2.8%
7,258,786	Alliant Holdings Intermediate, LLC Term Loan B 1L, 2.897%, (US0003M + 3.000%), 05/09/2025	7,063,257	0.1
3,814,085	AmWINS Group, Inc. - TL B 1L, 3.750%, (US0003M + 2.750%), 01/25/2024	3,789,453	0.1
47,800,467	HUB International Ltd. - TL B 1L, 5.000%, (US0001M + 4.000%), 04/25/2025	47,749,273	0.6
111,566,573	HUB International Ltd. TL B 1L, 3.264%, (US0001M + 3.000%), 04/25/2025	107,996,443	1.4
4,355,000	Ryan Specialty Group, LLC TL B 1L, 4.000%, (US0001M + 3.250%), 07/23/2027	4,333,225	0.1
32,295,530	USI Inc/NY - TL B 1L, 3.220%, (US0003M + 3.000%), 05/16/2024	31,306,479	0.4
7,255,000	USI, Inc. Term Loan B 1L, 4.500%, (US0001M + 4.000%), 12/02/2026	7,226,887	0.1
		209,465,017	2.8

	Health Care: 0.3%
2,159,150	CPI Holdco, LLC 2019 TL 1L, 5.701%, (US0003M + 4.250%), 11/04/2026	2,152,403	0.0
20,331,482	Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	19,645,294	0.3
		21,797,697	0.3

	Industrial: 0.5%
2,822,496	Filtration Group Corp. 2018 1st Lien Term Loan, 3.156%, (US0003M + 3.000%), 03/31/2025	2,775,453	0.0
27,880,000	Thyssenkrupp Elevator TL B 1L, 4.570%, (US0001M + 4.250%), 06/30/2027	27,708,231	0.4
3,050,000	Welbilt, Inc. 2018 Term Loan B 1L, 2.647%, (US0003M + 2.500%), 10/23/2025	2,781,219	0.1
		33,264,903	0.5

	Industrial Equipment: 0.0%
2,074,800	Gardner Denver, Inc. 2020 USD Term Loan B, 2.897%, (US0001M + 2.750%), 03/01/2027	2,049,730	0.0

	Insurance: 0.1%
5,947,565	Alliant Holdings Intermediate, LLC Term Loan B, 3.401%, (US0001M + 3.250%), 05/09/2025	5,787,355	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
BANK LOANS: (continued)
		Insurance: (continued)
3,570,000		USI, Inc. 2019 Incremental Term Loan B, 4.220%, (US0003M + 4.000%), 12/02/2026	$3,556,167	0.0
			9,343,522	0.1

		Technology: 2.7%
3,272,944		Applied Systems, Inc. 2017 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 09/19/2024	3,261,436	0.0
11,711,454		Clarivate / Camelot Finance SA TL B 1L, 3.251%, (US0003M + 3.000%), 10/31/2026	11,684,612	0.2
11,950,000		CPA Global TL B 1L, 3.261%, (US0003M + 3.250%), 11/30/2024	11,942,531	0.2
74,055,872		Cypress Intermediate Holdings III Inc TL B 1L, 4.000%, (US0001M + 3.000%), 04/29/2024	73,654,711	1.0
2,846,250		Ultimate Software Group, Inc. - TL 1L, 3.897%, (US0003M + 3.750%), 05/04/2026	2,827,795	0.0
96,905,000		Ultimate Software Group, Inc. TL 1L, 4.750%, (US0003M + 3.750%), 05/03/2026	96,761,193	1.3
3,050,000		Ultimate Software Group, Inc. TL 2L, 7.500%, (US0001M + 6.750%), 05/03/2027	3,122,438	0.0
			203,254,716	2.7

	Total Bank Loans
	(Cost $821,235,047)		822,088,262	11.0

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
7,948,243	(8)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,603,958	0.1
7,438,200	(8)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,901,433	0.1
3,682,175	(8)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,927,364	0.0
5,024,908	(8)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,200,026	0.1

	Total Asset-Backed Securities
	(Cost $23,888,733)		25,632,781	0.3

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
3,459,000	(8)	Liberty Broadband Corp., 2.750%, 09/30/2050	3,729,593	0.1

	Total Convertible Bonds/Notes
	(Cost $3,459,000)		3,729,593	0.1

	Total Long-Term Investments
	(Cost $6,286,206,695)		7,039,187,221	94.1

SHORT-TERM INVESTMENTS: 8.3%
		Repurchase Agreements: 1.0%
3,209,435	(9)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $3,209,446, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $3,273,624, due 09/01/29-02/20/69)	3,209,435	0.1
5,807,655	(9)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $5,807,693, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $6,098,038, due 08/10/21-08/21/40)	5,807,655	0.1
6,206,681	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $6,206,698, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $6,330,815, due 10/25/20-06/20/69)	6,206,681	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,495,331	(9)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,495,335, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,525,243, due 08/15/27-09/01/50)	$1,495,331	0.0
5,482,781	(9)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $5,482,799, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $5,592,460, due 10/08/20-08/15/50)	5,482,781	0.1
11,447,909	(9)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $11,447,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $11,676,868, due 11/27/20-11/01/59)	11,447,909	0.2
2,186,208	(9)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $2,186,213, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,229,932, due 10/01/20-09/01/50)	2,186,208	0.0
4,313,471	(9)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $4,313,486, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $4,399,756, due 02/15/21-07/20/70)	4,313,471	0.1
2,329,589	(9)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,329,597, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $2,376,189, due 08/31/23-08/15/40)	2,329,589	0.0
16,830,016	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $16,830,053, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $17,166,616, due 10/27/20-07/15/61)	16,830,016	0.2
1,360,820	(9)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $1,360,828, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $1,424,134, due 10/27/20-07/09/40)	1,360,820	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,933,032	(9)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,933,042, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,991,693, due 06/01/26-02/15/60)	$2,933,032	0.0
7,832,966	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $7,833,011, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,011,072, due 04/15/22-02/15/46)	7,832,966	0.1

	Total Repurchase Agreements
	(Cost $71,435,894)		71,435,894	1.0

		Mutual Funds: 7.3%
2,240,000	(9),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	2,240,000	0.0
2,240,000	(9),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	2,240,000	0.0
2,240,000	(9),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	2,240,000	0.0
541,706,009	(10)	T. Rowe Price Government Reserve Fund, 0.090%	541,706,009	7.3
	Total Mutual Funds
	(Cost $548,426,009)		548,426,009	7.3

	Total Short-Term Investments
	(Cost $619,861,903)		619,861,903	8.3

	Total Investments in Securities (Cost $6,906,068,598)		$7,659,049,124	102.4
	Liabilities in Excess of Other Assets		(181,873,942)	(2.4)
	Net Assets		$7,477,175,182	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of this security is pledged to cover open written call options at September 30, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $40,810,261 or 0.5% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of September 30, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$5,149,237,848	$–	$–	$5,149,237,848
Preferred Stock	205,892,119	25,409,593	40,810,261	272,111,973
Corporate Bonds/Notes	–	766,386,764	–	766,386,764
Bank Loans	–	822,088,262	–	822,088,262
Asset-Backed Securities	–	25,632,781	–	25,632,781
Convertible Bonds/Notes	–	3,729,593	–	3,729,593
Short-Term Investments	548,426,009	71,435,894	–	619,861,903
Total Investments, at fair value	$5,903,555,976	$1,714,682,887	$40,810,261	$7,659,049,124
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(67,308,790)	$–	$(67,308,790)
Total Liabilities	$–	$(67,308,790)	$–	$(67,308,790)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., - Series B	3/1/2019	$5,325,555	$5,325,555
Waymo LLC., Series A-2	5/8/2020	35,484,706	35,484,706
		$40,810,261	$40,810,261

At September 30, 2020, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	38	USD	5,584,480	$286,786	$(381,940)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	39	USD	5,731,440	288,093	(391,991)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	25	USD	3,674,000	159,425	(251,276)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/15/21	USD	1,500.000	38	USD	5,584,480	304,266	(381,940)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	12	USD	1,763,520	56,604	(31,650)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	13	USD	1,910,480	60,931	(34,287)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,740.000	14	USD	2,057,440	61,978	(36,925)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	12	USD	1,763,520	50,964	(27,617)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	14	USD	2,057,440	$55,958	$(32,220)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,760.000	13	USD	1,910,480	54,951	(29,918)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	12	USD	1,763,520	45,924	(24,134)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	14	USD	2,057,440	50,218	(28,156)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,780.000	13	USD	1,910,480	49,751	(26,145)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	13	USD	1,910,480	44,681	(22,705)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	14	USD	2,057,440	45,038	(24,452)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/15/21	USD	1,800.000	12	USD	1,763,520	41,364	(20,959)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,760.000	85	USD	12,491,600	856,157	(924,878)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,780.000	85	USD	12,491,600	805,902	(880,371)
Alphabet, Inc. - Class C	Goldman Sachs & Co.	Call	01/21/22	USD	1,800.000	85	USD	12,491,600	759,898	(835,902)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,000.000	24	USD	7,556,952	655,848	(696,869)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,100.000	24	USD	7,556,952	604,008	(644,741)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,200.000	24	USD	7,556,952	555,048	(597,658)
Amazon.com, Inc	Citigroup Global Markets	Call	01/21/22	USD	4,300.000	23	USD	7,242,079	490,061	(531,313)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	12	USD	3,778,476	498,318	(406,521)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	12	USD	3,778,476	397,375	(406,521)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,800.000	14	USD	4,408,222	483,582	(474,274)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	12	USD	3,778,476	363,328	(375,522)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	12	USD	3,778,476	460,058	(375,522)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	3,900.000	14	USD	4,408,222	446,600	(438,109)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	12	USD	3,778,476	332,230	(348,434)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	15	USD	4,723,095	442,314	(435,543)
Amazon.com, Inc	Credit Suisse Securities (USA) LLC	Call	01/21/22	USD	4,000.000	12	USD	3,778,476	428,471	(348,434)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	1,000	USD	8,173,000	157,000	(3,008)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	988	USD	8,074,924	155,116	(2,972)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/15/21	USD	115.000	597	USD	4,879,281	105,376	(93)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	90.000	1,134	USD	9,268,182	412,810	(509,634)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	95.000	1,134	USD	9,268,182	250,070	(351,074)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Bank of America Corp	Susqehanna Financial Group, LLP	Call	01/21/22	USD	30.000	7,501	USD	18,069,909	$1,927,757	$(1,380,028)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	260.000	123	USD	2,861,964	216,041	(58,118)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	270.000	123	USD	2,861,964	172,892	(37,349)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	280.000	92	USD	2,140,656	127,453	(18,027)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	280.000	91	USD	2,117,388	115,160	(17,831)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	250	USD	5,817,000	249,820	(21,035)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	75	USD	1,745,100	70,180	(6,310)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	92	USD	2,140,656	68,919	(7,741)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	175	USD	4,071,900	159,917	(14,724)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	91	USD	2,117,388	61,231	(7,657)
Becton Dickinson & Co.	Goldman Sachs & Co.	Call	01/15/21	USD	300.000	212	USD	4,932,816	257,181	(17,838)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	170.000	210	USD	3,513,510	228,375	(175,793)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	175.000	210	USD	3,513,510	176,400	(131,646)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	180.000	210	USD	3,513,510	160,272	(95,719)
CME Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	185.000	210	USD	3,513,510	121,023	(68,446)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	170.000	61	USD	1,020,591	67,673	(51,064)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	175.000	61	USD	1,020,591	59,792	(38,240)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	180.000	61	USD	1,020,591	47,641	(27,804)
CME Group, Inc.	Goldman Sachs & Co.	Call	01/15/21	USD	185.000	61	USD	1,020,591	39,754	(19,882)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	195.000	246	USD	6,442,740	275,793	(1,733,613)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	200.000	246	USD	6,442,740	235,479	(1,627,119)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	265.000	186	USD	4,871,340	186,372	(411,284)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	265.000	158	USD	4,138,020	156,736	(349,371)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	270.000	186	USD	4,871,340	164,982	(369,755)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	270.000	158	USD	4,138,020	138,566	(314,093)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	275.000	186	USD	4,871,340	145,452	(332,533)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	275.000	158	USD	4,138,020	121,186	(282,474)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/21/22	USD	400.000	898	USD	23,518,620	1,933,125	(1,142,327)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,208	USD	3,867,584	530,039	(9,616)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	3,732	USD	2,325,036	325,654	(5,781)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	12,416	USD	7,735,168	1,044,806	(19,232)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,248	USD	3,892,504	$353,137	$(9,678)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	15.000	6,247	USD	3,891,881	324,844	(9,676)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	8.000	6,016	USD	3,747,968	454,870	(135,932)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	8.000	6,168	USD	3,842,664	746,945	(139,366)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	8.000	7,088	USD	4,415,824	524,512	(160,153)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	9.000	7,088	USD	4,415,824	340,224	(90,161)
General Electric Co.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	9.000	6,016	USD	3,747,968	297,491	(76,525)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	185.000	95	USD	1,687,010	137,623	(90,838)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	185.000	88	USD	1,562,704	124,302	(84,144)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	195.000	88	USD	1,562,704	89,585	(54,805)
Global Payments, Inc.	Goldman Sachs & Co.	Call	12/18/20	USD	195.000	95	USD	1,687,010	100,543	(59,164)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	125.000	171	USD	1,458,972	92,492	(6,626)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	125.000	6	USD	51,192	3,306	(233)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	130.000	6	USD	51,192	2,388	(158)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/15/21	USD	130.000	172	USD	1,467,504	67,427	(4,532)
Hilton Worldwide Holdings, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	87.500	62	USD	528,984	46,853	(43,091)
Hilton Worldwide Holdings, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	90.000	62	USD	528,984	41,236	(36,476)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	370.000	122	USD	5,049,458	412,201	(723,310)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	380.000	122	USD	5,049,458	359,778	(635,025)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	420.000	91	USD	3,766,399	251,742	(251,429)
Humana, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	430.000	91	USD	3,766,399	218,436	(207,611)
Ingersoll Rand, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	35.000	905	USD	3,221,800	169,235	(242,159)
Ingersoll Rand, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	35.000	911	USD	3,243,160	138,354	(243,765)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	100.000	364	USD	3,641,820	215,594	(207,996)
Intercontinental Exchange, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	105.000	364	USD	3,641,820	147,067	(124,617)
Keuring Dr Pepper, Inc.	Citigroup Global Markets	Call	10/16/20	USD	29.000	1,223	USD	3,357,135	128,623	(19,792)
Keuring Dr Pepper, Inc.	Citigroup Global Markets	Call	10/16/20	USD	30.000	1,232	USD	3,381,840	119,467	(5,944)
Keuring Dr Pepper, Inc.	Citigroup Global Markets	Call	10/16/20	USD	31.000	1,232	USD	3,381,840	153,236	(1,767)
Microsoft Corp.	Citigroup Global Markets	Call	01/15/21	USD	165.000	726	USD	15,269,958	923,654	(3,458,540)
Microsoft Corp.	Citigroup Global Markets	Call	01/15/21	USD	170.000	726	USD	15,269,958	782,062	(3,143,887)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	165.000	1,200	USD	25,239,600	$830,400	$(5,716,596)
Microsoft Corp.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	165.000	1,258	USD	26,459,514	849,276	(5,992,898)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	170.000	973	USD	20,465,109	1,034,601	(4,213,501)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	170.000	1,836	USD	38,616,588	1,995,732	(7,950,656)
Microsoft Corp.	Citigroup Global Markets	Call	01/21/22	USD	280.000	1,167	USD	24,545,511	2,394,684	(1,228,708)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	310.000	138	USD	3,830,328	115,713	(79,387)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	320.000	138	USD	3,830,328	81,944	(54,982)
NXP Semiconductors NV - NXPI - US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	409	USD	5,104,729	302,987	(222,063)
NXP Semiconductors NV - NXPI - US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	174	USD	2,171,694	121,835	(94,472)
NXP Semiconductors NV - NXPI - US	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	140.000	973	USD	12,144,013	737,145	(528,281)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	115.000	152	USD	1,897,112	152,515	(253,195)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	125.000	152	USD	1,897,112	103,659	(168,427)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	135.000	148	USD	1,847,188	129,843	(103,134)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	135.000	180	USD	2,246,580	163,926	(125,434)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	135.000	90	USD	1,123,290	82,094	(62,717)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	140.000	148	USD	1,847,188	105,598	(80,355)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	140.000	90	USD	1,123,290	65,054	(48,865)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	140.000	180	USD	2,246,580	133,706	(97,729)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	145.000	148	USD	1,847,188	84,313	(61,939)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	145.000	180	USD	2,246,580	107,086	(75,331)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	145.000	90	USD	1,123,290	50,703	(37,666)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	110.000	211	USD	2,648,261	119,318	(390,943)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	110.000	31	USD	389,081	16,325	(57,437)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	115.000	211	USD	2,648,261	46,471	(311,436)
PerkinElmer, Inc.	JPMorgan Chase Bank N.A.	Call	12/18/20	USD	115.000	31	USD	389,081	8,013	(45,756)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	370.000	122	USD	4,814,096	208,194	(438,299)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	390.000	122	USD	4,814,096	113,347	(280,823)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	420.000	121	USD	4,774,636	153,911	(115,283)
Roper Technologies, Inc.	Goldman Sachs & Co.	Call	11/20/20	USD	440.000	121	USD	4,774,636	87,194	(54,863)
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	370.000	115	USD	5,077,480	161,667	(916,661)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Thermo Fisher Scientific, Inc.	RBC Capital Markets LLC	Call	01/15/21	USD	390.000	115	USD	5,077,480	$95,242	$(727,939)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	320.000	132	USD	4,115,364	238,905	(236,544)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	320.000	234	USD	7,295,418	445,389	(419,328)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	320.000	122	USD	3,803,594	209,126	(218,624)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	320.000	90	USD	2,805,930	193,073	(161,280)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	320.000	150	USD	4,676,550	305,011	(268,800)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	320.000	18	USD	561,186	29,980	(32,256)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/15/21	USD	330.000	122	USD	3,803,594	168,351	(166,725)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	230.000	497	USD	9,938,509	387,511	(153,703)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	230.000	303	USD	6,059,091	215,433	(93,706)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	497	USD	9,938,509	314,999	(117,860)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	235.000	303	USD	6,059,091	175,255	(71,854)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	240.000	497	USD	9,938,509	254,911	(90,263)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/15/21	USD	240.000	303	USD	6,059,091	140,865	(55,030)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	185.000	123	USD	2,459,631	222,252	(273,570)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	195.000	123	USD	2,459,631	169,856	(193,753)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	200.000	245	USD	4,899,265	274,253	(317,773)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	121	USD	2,419,637	156,097	(102,069)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	93	USD	1,859,721	84,668	(78,450)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	245	USD	4,899,265	195,201	(206,669)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	304	USD	6,079,088	384,429	(256,439)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	210.000	94	USD	1,879,718	80,942	(79,294)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	215.000	94	USD	1,879,718	59,749	(62,560)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	215.000	93	USD	1,859,721	63,191	(61,895)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	220.000	121	USD	2,419,637	106,739	(62,693)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	220.000	94	USD	1,879,718	52,646	(48,704)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	220.000	93	USD	1,859,721	55,526	(48,186)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	230.000	124	USD	2,479,628	116,895	(38,348)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	230.000	151	USD	3,019,547	154,485	(46,699)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	240.000	124	USD	2,479,628	79,219	(22,520)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/15/21	USD	240.000	151	USD	3,019,547	106,253	(27,424)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	120	USD	2,399,640	$161,640	$(189,163)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	123	USD	2,459,631	146,616	(193,892)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	225.000	248	USD	4,959,256	323,084	(390,937)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	123	USD	2,459,631	125,706	(173,173)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	120	USD	2,399,640	140,640	(168,950)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	230.000	248	USD	4,959,256	289,044	(349,163)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	250.000	237	USD	4,739,289	289,614	(202,667)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	260.000	237	USD	4,739,289	222,069	(155,866)
Visa, Inc. - Class A	Goldman Sachs & Co.	Call	01/21/22	USD	270.000	237	USD	4,739,289	168,744	(118,692)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	100.000	278	USD	2,538,140	111,887	(60,511)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	100.000	89	USD	812,570	43,343	(19,372)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	95.000	278	USD	2,538,140	156,397	(105,239)
Yum! Brands, Inc.	Bank of America N.A.	Call	01/15/21	USD	95.000	89	USD	812,570	58,829	(33,692)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	100.000	303	USD	2,766,390	129,802	(65,952)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	100.000	303	USD	2,766,390	150,543	(65,952)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	303	USD	2,766,390	103,465	(36,608)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/15/21	USD	105.000	303	USD	2,766,390	83,125	(36,608)
									$47,467,654	$(67,308,790)

Currency Abbreviations
USD	-	United States Dollar

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $6,874,448,982.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$880,121,943
Gross Unrealized Depreciation	(162,830,591)

Net Unrealized Appreciation	$717,291,352